SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH

The following table provides a reconciliation of cash and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

September 30,
2022
Cash	$2,148,417
Restricted cash included in other long-term assets (see Note 5)	10,190,888
Total cash and restricted cash shown in the statement of cash flows	$12,339,305

SCHEDULE OF ESTIMATED USEFUL LIVES

Computers, software, and office equipment	1 – 6 years
Machinery and equipment	3 – 5 years
Leasehold improvements	Lesser of lease term or estimated useful life
Operating / shop equipment	4 – 7 years
Transportation equipment Hotel	5 – 6 years 39 years

Computers, software, and office equipment	1 – 6 years
Machinery and equipment	3 – 5 years
Leasehold improvements	Lesser of lease term or estimated useful life
Operating / shop equipment	4 – 7 years
Transportation equipment	5 – 6 years

SCHEDULE OF INVENTORY	Inventory is comprised of:
Finished Goods	$102,350
Parts	169,534
Total	$271,884
Inventory is comprised of:
Finished Goods	$33,000
Parts	$128,235
Total	$161,235